INVESTMENTS (Details 7)	12 Months Ended
Dec. 31, 2012
Mortgage-backed securities | Minimum
Key assumptions for mortgage-backed securities
Prepayment rate assumption (as a percent)	1.00%
Loss severity assumption (as a percent)	45.00%
Mortgage-backed securities | Maximum
Key assumptions for mortgage-backed securities
Prepayment rate assumption (as a percent)	8.00%
Loss severity assumption (as a percent)	90.00%
Mortgage-backed securities | Current loans
Key assumptions for mortgage-backed securities
Default rate projection (as a percent)	10.00%
Mortgage-backed securities | 30-59 day deliquent loans
Key assumptions for mortgage-backed securities
Default rate projection (as a percent)	25.00%
Mortgage-backed securities | 60-90 day deliquent loans
Key assumptions for mortgage-backed securities
Default rate projection (as a percent)	70.00%
Mortgage-backed securities | 91+ day deliquent loans
Key assumptions for mortgage-backed securities
Default rate projection (as a percent)	100.00%
Prime | Minimum
Key assumptions for mortgage-backed securities
Loss severity assumption (as a percent)	45.00%
Prime | Maximum
Key assumptions for mortgage-backed securities
Loss severity assumption (as a percent)	60.00%
Alt-A | Minimum
Key assumptions for mortgage-backed securities
Loss severity assumption (as a percent)	50.00%
Alt-A | Maximum
Key assumptions for mortgage-backed securities
Loss severity assumption (as a percent)	90.00%
Subprime | Minimum
Key assumptions for mortgage-backed securities
Loss severity assumption (as a percent)	65.00%
Subprime | Maximum
Key assumptions for mortgage-backed securities
Loss severity assumption (as a percent)	90.00%